PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.2%
	EQUITY - 96.2%
2,695	Communication Services Select Sector SPDR Fund	$ 292,488
3,240	Consumer Staples Select Sector SPDR Fund	262,343
3,215	Energy Select Sector SPDR Fund	272,664
5,390	Financial Select Sector SPDR ETF	282,274
2,750	First Trust Capital Strength ETF	249,948
1,990	First Trust Dow Jones Internet Index Fund(a)	535,967
5,980	First Trust Morningstar Dividend Leaders Index Fund	250,383
1,290	First Trust NASDAQ-100 Technology Index Fund	274,551
1,860	Health Care Select Sector SPDR Fund	250,709
1,820	Industrial Select Sector SPDR Fund	268,486
5,085	Invesco QQQ Trust Series 1	2,805,089
4,825	iShares Expanded Tech-Software Sector ETF(a)	528,338
2,685	iShares MSCI USA Min Vol Factor ETF	252,041
321,950	Pinnacle Focused Opportunities ETF(b)	8,299,260
6,515	Real Estate Select Sector SPDR Fund	269,851
64,945	SPDR Portfolio Developed World ex-US ETF	2,629,623
48,330	SPDR Portfolio S&P 400 Mid Cap ETF	2,628,185
27,665	SPDR Portfolio S&P 500 Growth ETF	2,637,028
30,245	SPDR S&P 400 Mid Cap Growth ETF	2,627,383
8,000	SPDR S&P 500 ETF Trust ETF	4,942,801
4,230	SPDR S&P Insurance ETF	252,700
4,270	SPDR S&P Metals & Mining ETF	287,029
1,280	Technology Select Sector SPDR Fund	324,134
3,395	Utilities Select Sector SPDR Fund	277,236
		31,700,511

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,073,157)	31 ,700,511

PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 22.6%
MONEY MARKET FUNDS - 22.6%
7,451,850	First American Government Obligations Fund, Class X, 4.21% (Cost $7,451,850)(c)	$ 7,451,850

	TOTAL INVESTMENTS - 118.8% (Cost $36,525,007)	$ 39,152,361
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%	(6,188,476)
	NET ASSETS - 100.0%	$ 32,963,885

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Rate disclosed in the seven-day effective yield as of June 30, 2025.